Statements of Assets and Liabilities (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
ASSETS
U.S. Government securities, at fair value, (amortized cost)	$ 7,300,000	$ 9,598,087
Due from brokers	17,752,295	12,805,431
Futures contracts purchased	0	2,832,921
Unrealized appreciation on open forward contracts	324,150	224,585
Futures contracts sold	2,143,263	0
Cash	4,627,033	3,630,425
Due from affiliate	0	5,599
Total assets	32,146,741	29,097,048
LIABILITIES
Unrealized depreciation on open forward contracts	238,220	36,460
Futures contracts sold	0	349,805
Future contracts purchased	441,050	0
Subscriptions received in advance	1,371,600	1,289,417
Redemptions payable	264,396	236,327
Incentive fee	0	409,223
Management fee	56,376	51,406
Fees payable	54,995	49,185
Total liabilities	2,426,637	2,421,823
NET ASSETS	29,720,104	26,675,225
SERIES A
ASSETS
U.S. Government securities, at fair value, (amortized cost)	4,200,000	4,949,019
Due from brokers	10,266,861	6,513,798
Futures contracts purchased	0	1,271,946
Unrealized appreciation on open forward contracts	162,075	95,755
Futures contracts sold	1,075,785	0
Cash	4,115,678	2,215,532
Due from affiliate	0	5,599
Total assets	19,820,399	15,051,649
LIABILITIES
Unrealized depreciation on open forward contracts	120,339	13,857
Futures contracts sold	0	143,844
Future contracts purchased	276,396	0
Subscriptions received in advance	1,076,700	882,330
Redemptions payable	226,418	42,447
Incentive fee	0	198,986
Management fee	34,347	26,272
Fees payable	35,971	27,222
Total liabilities	1,770,171	1,334,958
NET ASSETS	18,050,228	13,716,691
SERIES B
ASSETS
U.S. Government securities, at fair value, (amortized cost)	3,100,000	4,649,068
Due from brokers	7,485,434	6,291,633
Futures contracts purchased	0	1,560,975
Unrealized appreciation on open forward contracts	162,075	128,830
Futures contracts sold	1,067,478	0
Cash	511,355	1,414,893
Due from affiliate	0	0
Total assets	12,326,342	14,045,399
LIABILITIES
Unrealized depreciation on open forward contracts	117,881	22,603
Futures contracts sold	0	205,961
Future contracts purchased	164,654	0
Subscriptions received in advance	294,900	407,087
Redemptions payable	37,978	193,880
Incentive fee	0	210,237
Management fee	22,029	25,134
Fees payable	19,024	21,963
Total liabilities	656,466	1,086,865
NET ASSETS	11,669,876	12,958,534
Series A-1
LIABILITIES
NET ASSETS	14,453,996	10,835,030
Number of Units outstanding	8,235.777	6,916.044
Net Asset Value per Unit	$ 1,755.03	$ 1,566.65
Series A-2
LIABILITIES
NET ASSETS	3,596,232	2,881,661
Number of Units outstanding	1,895.373	1,724.508
Net Asset Value per Unit	$ 1,897.37	$ 1,671.00
Series B-1
LIABILITIES
NET ASSETS	6,941,661	7,815,597
Number of Units outstanding	4,534.435	5,784.122
Net Asset Value per Unit	$ 1,530.88	$ 1,351.21
Series B-2
LIABILITIES
NET ASSETS	$ 4,728,215	$ 5,142,937
Number of Units outstanding	2,962.607	3,700.480
Net Asset Value per Unit	$ 1,595.96	$ 1,389.80